Discontinued Operations (Details) - Schedule of discontinued operations income statement - Discontinued Operations [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue						$ 14,315
Total operating costs and expenses						15,647
Loss from discontinued operations						(1,332)
Interest income (expense)						(359)
Other expense, net						8,300
Net loss from discontinued operations		$ 733	$ 171	$ 2,842		$ 6,609